Condensed financial statements of the parent company only (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2025	December 31, 2024
Assets
Cash and demand deposits with banks - Non-interest-bearing	42,328	36,383
Demand deposits with banks - Interest-bearing	39,026	37,645
Cash equivalents - Interest-bearing	500,808	725,121
Cash and cash equivalents	582,162	799,149
Securities purchased under agreements to resell	—	90,674
Short-term investments	194,658	220,055
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale (amortized cost: $1,593,811 (2024: 1,391,401))	1,565,021	1,323,837
Held-to-maturity (fair value: $969,388 (2024: $1,015,441))	1,110,056	1,210,265
Total investment in securities	2,675,077	2,534,102
Net assets of subsidiaries - Banks	625,464	588,843
Net assets of subsidiaries - Non-banks	76,001	63,169
Loans to third parties, net of allowance for credit losses	1,444,655	1,578,547
Loans to subsidiaries - Non-banks	32,445	31,847
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	234,140	229,716
Total assets	5,864,602	6,136,102

Liabilities
Deposits
Non-interest bearing	1,669,092	1,600,902
Interest bearing	2,912,504	3,272,022
Total deposits	4,581,596	4,872,924
Employee benefit plans	84,456	83,578
Other liabilities, including accrued interest and payables to subsidiaries	56,699	60,063
Total other liabilities	141,155	143,641
Long-term debt	—	98,725
Total liabilities	4,722,751	5,115,290

Total shareholders’ equity	1,141,851	1,020,812
Total liabilities and shareholders’ equity	5,864,602	6,136,102

Schedule of Condensed Statement of Operations

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Non-interest income
Banking	28,937	28,480	26,242
Foreign exchange revenue	12,147	10,699	11,253
Custody and other administration services	7,602	7,256	6,830
Other non-interest income	1,241	829	1,345
Dividends from subsidiaries - Banks	184,914	154,111	100,000
Dividends from subsidiaries - Non-banks	30,200	20,521	22,973
Total non-interest income	265,041	221,896	168,643
Interest income
Interest and fees on loans	111,492	121,204	129,626
Investments (none of the investment securities are intrinsically tax-exempt)	75,302	56,279	50,219
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	29,561	52,935	43,690
Total interest income	216,355	230,418	223,535
Interest expense
Deposits	41,578	54,271	34,064
Long-term debt	3,681	5,485	8,091
Securities sold under agreements to repurchase	35	106	66
Total interest expense	45,294	59,862	42,221
Net interest income before provision for credit losses	171,061	170,556	181,314
Provision for credit (losses) recoveries	2,725	(1,834)	(4,755)
Net interest income after provision for credit losses	173,786	168,722	176,559
Net gains (losses) on equity securities	—	—	46
Net gains (losses) on other real estate owned	—	50	(40)
Net other gains (losses)	22	35	4,005
Total other gains (losses)	22	85	4,011
Total net revenue	438,849	390,703	349,213
Non-interest expense
Salaries and other employee benefits	67,305	65,372	68,779
Technology and communications	34,962	34,073	32,241
Professional and outside services	35,447	33,488	32,959
Property	11,831	11,300	10,831
Indirect taxes	16,128	15,768	15,269
Non-service employee benefits expense	5,335	3,972	5,645
Marketing	3,624	3,606	3,194
Amortization of intangible assets	169	169	169
Other expenses	9,969	9,466	10,049
Total non-interest expense	184,770	177,214	179,136
Net income before equity in undistributed earnings of subsidiaries	254,079	213,489	170,077
Equity in undistributed earnings of subsidiaries	(22,137)	2,827	55,415
Net income	231,942	216,316	225,492
Other comprehensive income, net of tax	91,260	14,783	67,254
Total comprehensive income	323,202	231,099	292,746

Schedule of Condensed Statements of Cash Flows

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Cash flows from operating activities
Net income	231,942	216,316	225,492
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	15,818	16,628	14,792
Provision for credit losses (recoveries)	(2,725)	1,834	4,755
Share-based payments and settlements	22,246	21,003	20,812
Net change in equity securities at fair value	—	—	236
Net (gains) losses on other real estate owned	—	(50)	40
(Increase) decrease in carrying value of equity method investments	(112)	483	313
Dividends received from equity method investments	—	—	5,096
Equity in undistributed earnings of subsidiaries	22,137	(2,827)	(55,415)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	263	(2,549)	10,626
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(1,820)	(13,456)	10,955
Cash provided by (used in) operating activities	287,749	237,382	237,702

Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell having original maturities of 3 months of less	90,674	96,600	(127,403)
Short-term investments other than restricted cash: proceeds from maturities and sales	326,927	781,459	357,451
Short-term investments other than restricted cash: purchases	(302,226)	(417,695)	(869,466)
Available-for-sale investments: proceeds from maturities and pay downs	117,277	156,134	131,261
Available-for-sale investments: purchases	(320,255)	(694,620)	(41,426)
Held-to-maturity investments: proceeds from maturities and pay downs	100,789	99,962	112,348
Net (increase) decrease in loans to third parties	137,047	136,147	117,772
Net (increase) decrease in loans to non-bank subsidiaries	(597)	2,693	23,515
Additions to premises, equipment and computer software	(11,801)	(8,937)	(13,267)
Proceeds from sale of other real estate owned	—	588	646
Injection of capital in subsidiary	(430)	—	(58,477)
Return of capital from a subsidiary	—	(1,878)	—
Cash provided by (used in) investing activities	137,405	150,453	(367,046)

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Cash flows from financing activities
Net increase (decrease) in deposits	(326,738)	281,518	(147,941)
Repayment of long-term debt	(100,000)	—	(75,000)
Common shares repurchased	(146,686)	(155,305)	(88,590)
Cash dividends paid on common shares	(77,723)	(79,581)	(86,186)
Cash provided by (used in) financing activities	(651,147)	46,632	(397,717)
Net increase (decrease) in cash, cash equivalents and restricted cash	(225,993)	434,467	(527,061)
Cash, cash equivalents and restricted cash: beginning of year	818,299	383,832	910,893
Cash, cash equivalents and restricted cash: end of year	592,306	818,299	383,832

Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	582,162	799,149	370,484
Restricted cash included in short-term investments on the consolidated balance sheets	10,144	19,150	13,348
Total cash, cash equivalents and restricted cash at end of year	592,306	818,299	383,832

Supplemental disclosure of cash flow information
Cash interest paid	47,883	58,864	39,412

Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	—	87	336
Initial recognition of right-of-use assets and operating lease liabilities	77	—	—